Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 1.6%
Health Care Authority of the City of Huntsville, RB
Series B1, 4.00%, 06/01/45	$285	$313,853
Series B1, (AGM), 3.00%, 06/01/50	1,230	1,237,835
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	350	365,726

		1,917,414

Arizona — 2.6%
Arizona Industrial Development Authority, RB(a) 4.38%, 07/01/39	225	232,623
Series A, 5.00%, 07/01/39	190	196,107
Series A, 5.00%, 07/01/49	210	214,231
Series A, 5.00%, 07/01/54	165	166,934
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	325	327,291
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	100	107,171
5.00%, 07/01/54(a)	210	219,059
Series A, 4.13%, 09/01/38	270	310,279
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,250	1,333,775

		3,107,470

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	550	551,270

California — 13.0%
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 04/01/45	265	291,701
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	780	819,967
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	490	551,701
Series I, 5.50%, 11/01/31	1,000	1,144,670
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	620	636,095
Series A-2, 5.00%, 06/01/47	175	179,543
Kern Community College District, GO, Series C, 5.50%, 11/01/23(b)	970	1,120,040
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A-1, AMT, 5.50%, 03/01/30	1,600	1,624,368
Series A-1, AMT, 6.25%, 03/01/34	1,250	1,271,513
Redondo Beach Unified School District, GO, Series E, 5.50%, 08/01/21(b)	1,000	1,039,230
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(b)	1,740	1,957,291
Series J, 5.25%, 05/15/38	495	547,841
Riverside County Public Financing Authority, RB, 5.25%, 11/01/40	2,000	2,374,800
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB Series A, AMT, 5.50%, 05/01/28	720	801,288

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued) Series A, AMT, 5.25%, 05/01/33	$560	$616,084
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/40	370	411,259

		15,387,391

Colorado — 2.9%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	500	567,685
Series A, AMT, 5.50%, 11/15/30	225	254,518
Series A, AMT, 5.50%, 11/15/31	270	304,814
City & County of Denver Colorado, RB, CAB, Series A-2, 0.00%, 08/01/38(c)	835	462,356
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	320	307,952
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 10/01/59(a)	425	428,612
Denver International Business Center Metropolitan District No.1, GO, Series A, 4.00%, 12/01/48	495	508,548
Haskins Station Metropolitan District, GO, Series A, 5.00%, 12/01/39	650	657,969

		3,492,454

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, 4.00%, 10/01/49	620	673,252

Florida — 14.8%
Capital Trust Agency, Inc., RB
Series A, 5.00%, 06/01/45(a)	190	186,557
Series A, 5.00%, 12/15/49	140	150,714
Series A, 5.00%, 12/15/54	125	134,303
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	575	638,923
County of Lee Florida Airport Revenue, Refunding RB, Series A, AMT, 5.38%, 10/01/32	1,000	1,029,620
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/22(b)	2,165	2,349,826
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 5.25%, 10/01/23(b)	500	571,225
County of Miami-Dade Seaport Department, ARB
Series A, 6.00%, 10/01/38	1,840	2,076,017
Series A, 5.50%, 10/01/42	2,125	2,344,619
Series B, AMT, 6.00%, 10/01/26	590	672,765
Series B, AMT, 6.00%, 10/01/27	775	882,748
Series B, AMT, 6.25%, 10/01/38	310	349,596
Series B, AMT, 6.00%, 10/01/42	410	460,324
County of Miami-Dade Seaport Department, Refunding RB, Series D, AMT, 6.00%, 10/01/26	735	838,106
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(c)
Series A-2, 0.00%, 10/01/46	555	214,541
Series A-2, 0.00%, 10/01/47	540	201,220
Series A-2, 0.00%, 10/01/48	380	135,584
Series A-2, 0.00%, 10/01/49	315	108,417
Florida Development Finance Corp., RB(a)
AMT, 5.00%, 05/01/29	180	191,678
Series A, AMT, 5.00%, 08/01/29(d)	100	101,081

1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	$105	$111,256
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/29	1,170	1,320,415
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	40	40,544
Manatee County Housing Finance Authority, RB, S/F Housing, Series A, AMT, (FHLMC, FNMA, GNMA), 5.90%, 09/01/40	15	15,203
Orange County Health Facilities Authority, Refunding RB, 5.00%, 08/01/41	1,000	1,102,870
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	270	270,540
4.00%, 05/01/50	260	254,628
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	710	799,680

		17,553,000

Georgia — 4.2%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	2,000	2,767,000
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	625	694,312
4.00%, 01/01/59	1,180	1,301,835
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	230	254,440

		5,017,587

Hawaii — 1.9%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	1,000	1,106,370
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	250	276,152
AMT, 5.25%, 08/01/26	810	893,754

		2,276,276

Idaho — 0.6%
Idaho Health Facilities Authority, RB, 4.00%, 12/01/43	605	684,443

Illinois — 14.1%
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,010	1,088,932
Chicago O’Hare International Airport, ARB, Series A, 3rd Lien, 5.75%, 01/01/39	125	126,110
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(b)	1,000	1,053,620
Chicago Transit Authority, Refunding RB, (AGM), 5.00%, 06/01/28	3,000	3,006,210
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	1,375	1,426,947
Cook County Community College District No.508, GO
5.50%, 12/01/38	1,000	1,050,070
5.25%, 12/01/43	1,190	1,229,175
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/37	480	482,074
Series A, 6.00%, 08/15/41	1,555	1,613,997
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	400	430,104
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	410	413,719

Security	Par (000)	Value

Illinois (continued)
Railsplitter Tobacco Settlement Authority, RB(b)
5.50%, 06/01/21	$940	$968,303
6.00%, 06/01/21	270	278,980
State of Illinois, GO
5.25%, 02/01/32	1,000	1,039,720
5.50%, 07/01/33	1,500	1,569,015
5.50%, 07/01/38	280	289,153
Series C, 4.00%, 11/01/43	440	418,836
Series D, 5.00%, 11/01/28	175	188,515
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27 .	60	66,350

		16,739,830

Indiana — 0.3%
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/40	375	400,470

Iowa — 1.1%
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	1,275	1,261,141

Louisiana — 1.1%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,000	1,139,960
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-2, 6.50%, 11/01/35	135	135,531

		1,275,491

Maine — 0.7%
Maine State Housing Authority, RB, S/F Housing, Series G, 2.38%, 11/15/40(e)	875	864,509

Maryland — 0.4%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38 ..	435	469,265

Massachusetts — 2.0%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	645	710,338
Massachusetts Development Finance Agency, Refunding RB
5.00%, 01/01/41	525	565,877
Series A, 4.00%, 07/01/44	685	732,779
Series C, (AGM), 4.00%, 10/01/45	370	415,051

		2,424,045

Michigan — 0.5%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,020
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	515	580,565

		585,585

Minnesota — 3.0%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,790	3,038,757
Series A, 5.25%, 02/15/58	475	554,339

		3,593,096

Mississippi — 1.4%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	1,190	1,387,516
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(b)	260	295,212

		1,682,728

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire(a)(d) — 0.4%
New Hampshire Business Finance Authority, Refunding RB
Series A, 3.63%, 07/01/43	$170	$166,146
Series B, AMT, 3.75%, 07/01/45	270	260,037

		426,183

New Jersey — 10.5%
New Jersey Economic Development Authority, RB
Series EEE, 5.00%, 06/15/43	140	157,107
AMT, (AGM), 5.00%, 01/01/31	530	584,897
AMT, 5.38%, 01/01/43	1,000	1,100,570
New Jersey Higher Education Student Assistance Authority, Refunding RB, Sub-Series C, AMT, 3.63%, 12/01/49	665	656,096
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/46	1,885	2,095,234
Series AA, 5.50%, 06/15/39	1,600	1,718,416
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	550	613,140
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,500	2,522,050
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	525	634,872
Series A, 5.25%, 06/01/46	1,255	1,467,810
Sub-Series B, 5.00%, 06/01/46	740	835,571

		12,385,763

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	100	103,371

New York — 9.9%
Metropolitan Transportation Authority, RB, Series C, 4.00%, 11/15/33	100	98,848
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/25	100	106,750
Series C-1, 5.00%, 11/15/26	65	69,935
Series C-1, 4.75%, 11/15/45	2,075	2,198,006
Monroe County Industrial Development Corp., Refunding RB(e)
4.00%, 12/01/38	180	199,289
4.00%, 12/01/46	170	184,912
New York City Housing Development Corp., RB, M/F Housing, Series C-1A, 4.20%, 11/01/44	1,500	1,572,735
New York City Industrial Development Agency, Refunding RB
(AGM), 3.00%, 03/01/49	705	710,605
3.00%, 03/01/49	550	536,211
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	425	434,720
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	410	464,694
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/45	1,530	1,821,052
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/45	1,240	1,399,501
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	600	645,024
New York Transportation Development Corp., RB AMT, 5.00%, 10/01/35	135	145,727

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., RB (continued)
AMT, 5.00%, 10/01/40	$390	$418,482
AMT, 4.38%, 10/01/45	40	40,291
Port Authority of New York & New Jersey, ARB, Consolidated, 221st Series, AMT, 4.00%, 07/15/50	615	674,360

		11,721,142

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	1,690	1,798,126
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	590	661,732
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	1,500	1,654,470

		4,114,328

Oklahoma — 0.4%
Norman Regional Hospital Authority, Refunding RB, 5.00%, 09/01/37	400	452,740

Oregon(c) — 0.5%
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38	475	252,795
Multnomah & Clackamas Counties School District No.10JT Gresham-Barlow, GO, CAB, Series A, 0.00%, 06/15/38	470	282,587

		535,382

Puerto Rico — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,571	1,646,942
Series A-1, Restructured, 5.00%, 07/01/58	2,122	2,256,832
Series A-2, Restructured, 4.33%, 07/01/40	516	531,134
Series A-2, Restructured, 4.78%, 07/01/58	107	112,338
Series B-1, Restructured, 4.75%, 07/01/53	164	172,017
Series B-2, Restructured, 4.78%, 07/01/58	159	166,840
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	1,749	502,943

		5,389,046

Rhode Island — 0.9%
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/40	950	1,045,522

South Carolina — 12.6%
Charleston County Airport District, ARB
Series A, AMT, 5.50%, 07/01/26	1,810	2,031,978
Series A, AMT, 6.00%, 07/01/38	1,155	1,287,686
Series A, AMT, 5.50%, 07/01/41	1,000	1,096,790
County of Charleston South Caolina, ARB, 5.25%, 12/01/38	1,470	1,659,248
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(a)	335	305,574
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/38	2,710	3,130,565
Series A, 5.00%, 05/01/43	800	926,024
Series A, 5.00%, 05/01/48	715	821,135

3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(b)	$750	$910,478
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	40	44,364
South Carolina Public Service Authority, Refunding RB
Series A, 3.00%, 12/01/41(e)	260	261,921
Series C, 5.00%, 12/01/46	1,795	1,992,055
Series E, 5.25%, 12/01/55	425	485,150

		14,952,968

South Dakota — 0.0%
South Dakota Health & Educational Facilities Authority, Refunding RB, Series A, 4.00%, 09/01/50	25	27,357

Tennessee — 1.9%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.25%, 10/01/58	1,930	2,088,839
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Refunding RB, Series A, 4.00%, 10/01/49	205	197,413

		2,286,252

Texas — 11.3%
Brazos Higher Education Authority, Inc., RB, Series 1B, AMT, Subordinate, 3.00%, 04/01/40	205	188,619
City of Beaumont Texas, GO, 5.25%, 03/01/23(b)	930	1,035,667
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	100	101,884
City of Houston Texas Airport System Revenue, Refunding RB
Series A, AMT, 5.00%, 07/01/27	100	101,966
Series A, AMT, 6.63%, 07/15/38	150	151,767
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(b)	980	1,023,737
Dallas Fort Worth International Airport, Refunding RB, Series E, AMT, 5.50%, 11/01/27	2,500	2,842,475
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	730	816,315
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	180	182,743
North Texas Tollway Authority, RB, Series A, 5.50%, 09/01/21(b)	2,120	2,211,393
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,335	2,635,958
Red River Education Finance Corp., RB, 5.25%, 03/15/23(b)	420	468,510
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	95	99,117
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/55	525	569,378
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	210	239,558

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission, RB, CAB(c)
0.00%, 08/01/41	$1,000	$417,920
0.00%, 08/01/42	615	243,442

		13,330,449

Utah(a) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/39	100	102,951
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40	135	141,413

		244,364

Virginia — 0.5%
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/45(e)	145	155,301
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(b)	380	400,831

		556,132

Washington — 0.9%
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(a)	1,000	1,061,360

Wisconsin — 1.1%
Public Finance Authority, RB
Series A, 5.00%, 11/15/41	70	81,675
Series A, 5.00%, 07/01/55(a)	120	121,547
Series A-1, 4.50%, 01/01/35(a)	210	210,076
Public Finance Authority, Refunding RB
5.00%, 09/01/54(a)	115	109,987
Series A, 3.00%, 01/01/50	95	89,590
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	660	715,453

		1,328,328

Total Municipal Bonds — 126.5% (Cost: $139,770,728)		149,917,404

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 4.5%
City of Los Angeles Department of Airports, ARB, Series B, AMT, 5.00%, 05/15/46	2,050	2,304,364
Sacramento Area Flood Control Agency, Refunding SAB, Series A, 5.00%, 10/01/43	2,565	3,056,223

		5,360,587

Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49(g)	1,310	1,409,416

Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,215	1,411,850

District of Columbia — 0.7%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, (FHA), 4.10%, 09/01/39	790	882,770

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Investment Quality Fund (MFT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida — 1.6%
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45(g)	$1,771	$1,880,898

Georgia — 1.0%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	1,025	1,128,002

Idaho — 1.5%
Idaho State Building Authority, RB, Series A, 4.00%, 09/01/48	1,570	1,740,392

Illinois — 1.0%
Illinois State Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,004	1,144,626

Michigan — 1.4%
Michigan Finance Authority, RB, 4.00%, 02/15/47	1,444	1,607,675

Nevada — 3.6%
Las Vegas Valley Water District, Refunding GO, Series C, 5.00%, 06/01/28	4,200	4,313,190

New Jersey — 1.7%
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, 4.25%, 12/01/50	977	991,603
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 06/15/36(g)	1,000	1,039,684

		2,031,287

New York — 12.9%
City of New York, GO, Sub-Series-D1, Series D, 5.00%, 12/01/43(g)	2,380	2,838,602
Hudson Yards Infrastructure Corp., RB(g)
5.75%, 02/15/47(b)	619	627,878
5.75%, 02/15/47	381	386,252
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	1,740	1,930,043
New York City Water & Sewer System, Refunding RB, Series BB, 5.25%, 12/15/21(b)	2,999	3,165,313
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	3,000	3,133,982
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(g)	1,770	1,856,884
Port Authority of New York & New Jersey, ARB, Series 221, AMT, 4.00%, 07/15/60	1,242	1,363,807

		15,302,761

North Carolina — 0.7%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B, (FHLMC, FNMA, GNMA), 4.00%, 01/01/48 .	824	874,571

Pennsylvania — 1.7%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,664	1,976,876

Rhode Island — 1.7%
Rhode Island Health and Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,832	2,000,617

Texas — 1.5%
Texas Department of Housing & Community Affairs, RB, S/F Housing
Series A, (GNMA), 3.63%, 09/01/44	982	1,061,072
Series A, (GNMA), 3.75%, 09/01/49	697	752,919

		1,813,991

Security	Par (000)	Value

Virginia(g) — 2.3%
Hampton Roads Transportation Accountability Commission, RB
Series A, Senior Lien, 5.50%, 07/01/57	$1,668	$2,022,334
Series A, Senior Lien, 4.00%, 07/01/60	570	642,304

		2,664,638

West Virginia — 1.3%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(g)	1,391	1,562,521

Wisconsin — 2.5%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing
Series A, 4.10%, 11/01/43	1,222	1,339,547
Series A, 4.45%, 05/01/57	1,528	1,674,465

		3,014,012

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.0% (Cost: $49,271,956)		52,120,680

Total Long-Term Investments — 170.5% (Cost: $189,042,684)		202,038,084

	Shares

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	594,930	594,989

Total Short-Term Securities — 0.5% (Cost: $594,989)		594,989

Total Investments — 171.0% (Cost: $189,637,673)		202,633,073

Other Assets Less Liabilities — 0.3%		293,199

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.6)%		(27,931,595)

VMTP Shares at Liquidation Value — (47.7)%		(56,500,000)

Net Assets Applicable to Common Shares — 100.0%		$118,494,677

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	When-issued security.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on December 15, 2020 to February 15, 2047, is $7,379,242.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Investment Quality Fund (MFT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$698,478	$—	$(103,403	)(a)	$(86)	$—	$594,989	594,930	$17	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$149,917,404	$—	$149,917,404
Municipal Bonds Transferred to Tender Option Bond Trusts	—	52,120,680	—	52,120,680
Short-Term Securities
Money Market Funds	594,989	—	—	594,989

	$594,989	$202,038,084	$—	$202,633,073

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes.As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(27,921,097)	$—	$(27,921,097)
VMTP Shares at Liquidation Value	—	(56,500,000)	—	(56,500,000)

	$—	$(84,421,097)	$—	$(84,421,097)

6

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniYield Investment Quality Fund (MFT)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHA	Federal Housing Administration

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

7